Shareholders' equity and share-based payments	12 Months Ended
Dec. 31, 2023
Shareholders' equity and share-based payments
Shareholders' equity and share-based payments

Note 9 Shareholders’ equity and share-based payments

9.1 SHAREHOLDERS’ EQUITY

Number of TotalEnergies shares and rights attached

As of December 31, 2023, the share capital of TotalEnergies SE amounts to €6,030,629,587.50, divided into 2,412,251,835 shares, with a par value of €2.50. There is only one category of shares. The shares may be held in either registered or bearer form.

The authorized share capital amounts to 3,436,374,353 shares as of December 31, 2023, compared to 3,664,966,081 shares as of December 31, 2022 and 3,686,636,841 shares as of December 31, 2021.

It was decided, at the Shareholders’ Meeting of May 26, 2023, in accordance with Article L. 22-10-46 of the French Commercial Code, to abolish the double voting rights. As of December 31, 2023, no double voting rights are attached to the Company’s shares.

Pursuant to the Corporation’s bylaws (Statutes), no shareholder may cast a vote at a Shareholders’ Meeting, either by himself or through an agent, representing more than 10% of the total voting rights for the Corporation’s shares. This limit applies to the aggregated amount of voting rights held directly, indirectly or through voting proxies.

These restrictions no longer apply if any individual or entity, acting alone or in concert, acquires at least two-thirds of the total share capital of the Corporation.

Share cancellation

The Board of Directors, pursuant to the authorization granted by the Extraordinary Shareholders’ Meeting on May 26, 2017, in the thirteenth resolution and renewed by the twenty - third resolution of the Extraordinary Shareholders’ Meeting on May 25, 2022 to reduce, on one or more occasions, the Corporation’s share capital by cancelling shares, in accordance with the provisions of Articles L. 225-209 (became L. 22-10-62) and L. 225-213 of the French Commercial Code, has proceeded with the following cancellation of TotalEnergies shares:

			Percentage
		Number of shares bought back and cancelled	of the share
	Board of Directors’	for the purpose of the shareholder policy	capital
Fiscal year	decision date		cancelled(a)
2023	September 21, 2023(b)	86,012,344 shares bought back between January 2 and August 24, 2023	3.44%
2023	February 7, 2023	128,869,261 shares bought back between February 11 and December 15, 2022	4.92%
2022	February 9, 2022	30,665,526 shares bought back between November 8 and December 22, 2021	1.16%
2021	February 8, 2021	23,284,409 shares bought back between October 31, 2019 and March 9, 2020	0.88%
(a)	Percentage of the share capital that the cancelled shares represented on the operations’ date.
(b)	With effect as at 2023, September 25.

Under the terms of the twenty-third resolution of the General Meeting of Shareholders of May 25, 2022, the Board of Directors is authorized to cancel the shares of the Company within the limit of 10% of the capital of the Company existing on the date of the operation per period of 24 months.

Variation of the number of shares composing the share capital

AS OF DECEMBER 31, 2020 (a)		2,653,124,025
	Capital reduction by cancellation of treasury shares	(23,284,409)
	2021 Capital increase reserved for employees	10,589,713
AS OF DECEMBER 31, 2021 (b)		2,640,429,329
	Capital reduction by cancellation of treasury shares	(30,665,526)
	Deferred contribution pursuant to the 2017 capital increase reserved for employees	9,471
	2022 Capital increase reserved for employees	9,358,011
AS OF DECEMBER 31, 2022 (c)		2,619,131,285
	Capital reduction by cancellation of treasury shares	(214,881,605)
	2023 Capital increase reserved for employees	8,002,155
AS OF DECEMBER 31, 2023 (d)		2,412,251,835
(a)	Including 24,392,703 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 33,841,104 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 137,187,667 treasury shares deducted from consolidated shareholders’ equity.
(d)	Including 60,543,213 treasury shares deducted from consolidated shareholders’ equity.

Capital increase reserved for employees

The Extraordinary Shareholders’ Meeting (“ESM”) of May 26, 2023, in its sixteenth resolution, granted the authority to the Board of Directors to carry out, a capital increase, in one or more occasions within a maximum period of twenty-six months, reserved to members (employees and retirees) of a company or group savings plan (“ESOP”).

In fiscal year 2023, the Board of Directors of September 21, 2023, by virtue of the sixteenth resolution above-mentioned, decided to proceed with a capital increase reserved for employees and retirees within the limit of 18 million shares with immediate dividend rights. On this occasion, the Board of Directors has granted all powers to the Chairman and Chief Executive Officer to determine the opening and closing dates of the subscription period and the subscription price. This capital increase is expected to be completed after the Shareholders’ Meeting of May 24, 2024.

During the fiscal years 2023, 2022 and 2021, the Corporation completed the following ESOP, which terms are set out below:

Fiscal year	2023	2022	2021
Date of the ESOP	June 7, 2023	June 8, 2022	June 9, 2021
By virtue of	22nd resolution of the ESM of May 25, 2022	17th resolution of the ESM of May 28, 2021	20th resolution of the ESM of May 29, 2020
Subscriptions
Number of shares subscribed	7,760,062	9,130,380	10,376,190
Subscription price	45.60 euros	37.00 euros	30.50 euros
Free shares
Number of shares granted	242,093	227,631	213,523

Treasury shares

Accounting principles

Treasury shares held by TotalEnergies SE, or by its subsidiaries are deducted from consolidated shareholders’ equity. Gains or losses on sales of treasury shares are excluded from the determination of net income and are recognized in shareholders’ equity.

Number of treasury shares held by TotalEnergies SE

As of December 31,	2023	2022	2021
Number of treasury shares held by TotalEnergies SE	60,543,213	137,187,667	33,841,104
Percentage of share capital	2.51%	5.24%	1.28%
of which shares acquired with the intention to cancel them	56,557,576	128,869,261	30,665,526
of which shares allocated to TotalEnergies share performance plans	3,887,587	8,231,365	3,103,018
of which shares intended to be allocated to new share performance or purchase options plans	98,050	87,041	72,560

Paid-in surplus

In accordance with French law, the paid-in surplus corresponds to premiums related to shares issuances, contributions or mergers of the parent company which can be capitalized or used to offset losses if the legal reserve has reached its minimum required level. The amount of the paid-in surplus may also be distributed subject to taxation except when it qualifies as a refund of shareholder contributions.

As of December 31, 2023, paid-in surplus relating to TotalEnergies SE amounted to €24,385 million (€35,099 million as of December 31, 2022 and €36,030 million as of December 31, 2021).

Reserves

Under French law, 5% of net income must be transferred to the legal reserve until the legal reserve reaches 10% of the nominal value of the share capital. This reserve cannot be distributed to the shareholders other than upon liquidation but can be used to offset losses.

If wholly distributed, the unrestricted reserves of TotalEnergies SE would be taxed for an approximate amount of  $234 million as of December 31, 2023 ($227 million as of December 31, 2022 and $362 million as of December 31, 2021) due to additional corporation tax applied on regulatory reserves so that they become distributable.

Earnings per share

Accounting principles

Earnings per share is calculated by dividing net income (TotalEnergies share) by the weighted-average number of common shares outstanding during the period, excluding TotalEnergies shares held by TotalEnergies SE (Treasury shares) which are deducted from consolidated shareholders’ equity.

Diluted earnings per share is calculated by dividing net income (TotalEnergies share) by the fully-diluted weighted-average number of common shares outstanding during the period. Treasury shares held by the parent company, TotalEnergies SE are deducted from consolidated shareholders’ equity. This calculation also takes into account the dilutive effect of share grants and capital increases with a subscription period closing after the end of the fiscal year.

The weighted-average number of fully-diluted shares is calculated in accordance with the treasury stock method provided for by IAS 33. The proceeds, which would be recovered in the event of an exercise of rights related to dilutive instruments, are presumed to be a share buyback at the average market price over the period. The number of shares thereby obtained leads to a reduction in the total number of shares that would result from the exercise of rights.

In compliance with IAS 33, earnings per share and diluted earnings per share are based on the net income after deduction of the remuneration due to the holders of deeply subordinated notes.

The variation of both weighted-average number of shares and weighted-average number of diluted shares, as of December 31, respectively used in the calculation of earnings per share and fully-diluted earnings per share is detailed as follows:

	2023	2022	2021
Number of shares as of January 1,	2,619,131,285	2,640,429,329	2,653,124,025
TotalEnergies shares held by TotalEnergies SE or by its subsidiaries and deducted from shareholders’ equity	(137,187,667)	(33,841,104)	(24,392,703)
Evolution of the number of shares during the financial year pro-rated
Final grant of TotalEnergies performance shares	5,378,956	5,152,336	3,810,430
Capital increase reserved for employees (a)	4,671,946	5,465,154	6,177,333
Capital increase as payment of the scrip dividend	–	–	–
Buyback of TotalEnergies treasury shares including:	(74,633,216)	(62,498,318)	(7,296,460)
Shares repurchased during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(72,985,133)	(58,621,530)	(3,762,794)
Shares repurchased during the fiscal year to cover for the performance share plans	(1,648,083)	(3,876,788)	(3,533,666)
WEIGHTED-AVERAGE NUMBER OF SHARES	2,417,361,304	2,554,707,397	2,631,422,625
Dilutive effect
Grant of TotalEnergies performance shares	14,354,523	15,890,560	14,492,673
Capital increase reserved for employees(a)	2,051,751	1,584,068	1,552,947
WEIGHTED-AVERAGE NUMBER OF DILUTED SHARES AS OF DECEMBER 31,	2,433,767,578	2,572,182,025	2,647,468,245

(a)    Including the shares granted in consideration to the deferred contribution pursuant to the capital increase reserved for employees.

Earnings per share in euros

The earnings per share in euros, converted from the earnings per share in dollars, by using the average exchange rate euro/dollar, is €8.06 per share for 2023 closing (€7.51 for 2022 closing). The fully-diluted earnings per share calculated by using the same method is €8.02 per share for 2023 closing (€7.45 for 2022 closing).

Dividend

On February 7, 2024, the Board of Directors after approving the financial statements for fiscal year 2023, decided to propose to the Shareholders’ Meeting on May 24, 2024 the distribution of an ordinary €3.01 dividend per share for fiscal year 2023. Subject to the Shareholders’ decision on May 24, 2024, considering the first three interim dividends already decided by the Board of Directors, the final ordinary dividend for the fiscal year 2023 will be €0.79 per share.

2023 Dividend	First interim	Second interim	Third interim	Final
Amount	€0.74	€0.74	€0.74	€0.79
Set date	April 26, 2023	July 26, 2023	October 25, 2023	February 7, 2024
Ex-dividend date	September 20, 2023	January 2, 2024	March 20, 2024	June 19, 2024
Payment date	October 2, 2023	January 12, 2024	April 3, 2024	July 1, 2024

Issuances of perpetual subordinated notes

As of December 31, 2023, the amount of perpetual subordinated notes booked in TotalEnergies shareholders’ equity is $12,777 million. The coupons attributable to the holders of these securities are recognized as a deduction from TotalEnergies shareholders’ equity for an amount of $294 million for fiscal year 2023. The tax deduction due to these coupons is booked in the statement of income.

Based on their characteristics (mainly no mandatory repayment and no obligation to pay a coupon except under certain circumstances specified into the documentation of the notes) and in compliance with IAS 32 standard – Financial instruments - Presentation, these notes were recorded in equity.

During the year 2023, TotalEnergies SE has fully reimbursed the nominal amount of  €1,000 million of perpetual subordinated notes carrying a coupon of 2.708%, issued in October 2016, on their first call date on May 5, 2023.

The last issuance of perpetual subordinated notes in euros occurred on January 17, 2022, when TotalEnergies SE issued €1,750 million in two tranches.

Summary of the perpetual deeply subordinated notes of TotalEnergies SE:

Perpetual deeply subordinated notes issues by TotalEnergies SE				Outstanding amount in M€ as of:
Date	Amount issued (M€)	Coupon (%)	First call date	December 31, 2023	December 31, 2022	December 31, 2021
January 17, 2022	750	3.250%	January 17, 2037	750	750	–
	1,000	2.000%	April 17, 2027	1,000	1,000	–
January 25, 2021	1,500	2.125%	January 25, 2033	1,500	1,500	1,500
	1,500	1.625%	January 25, 2028	1,500	1,500	1,500
September 4, 2020	1,000	2.000%	September 4, 2030	1,000	1,000	1,000
April 4, 2019	1,500	1.750%	April 4, 2024	1,500	1,500	1,500
October 6, 2016	1,500	3.369%	October 6, 2026	1,500	1,500	1,500
	1,000	2.708%	May 5, 2023	–	1,000	1,000
May 18, 2016	1,750	3.875%	May 18, 2022	–	–	1,750
February 26, 2015	2,500	2.625%	February 26, 2025	2,500	2,500	2,500
TOTAL				11,250	12,250	12,250

Other comprehensive income

Detail of other comprehensive income showing both items potentially reclassifiable and those not potentially reclassifiable from equity to net income is presented in the table below:

For the year ended December 31,
(M$)	2023	2022	2021
Actuarial gains and losses	(114)	574	1,035
Change in fair value of investments in equity instruments	(11)	112	66
Tax effect	(11)	(96)	(411)
Currency translation adjustment generated by the parent company	2,573	(4,976)	(7,202)
Sub-total items not potentially reclassifiable to profit & loss	2,437	(4,386)	(6,512)
Currency translation adjustment	(3,277)	1,734	4,216
– Unrealized gain/(loss) of the period	(2,524)	1,974	4,380
– Less gain/(loss) included in net income	753	240	164
Cash flow hedge	2,898	(5,452)	278
– Unrealized gain/(loss) of the period	3,155	(4,190)	109
– Less gain/(loss) included in net income	257	1,262	(169)
Variation of foreign currency basis spread	(11)	65	2
– Unrealized gain/(loss) of the period	(37)	26	(47)
– Less gain/(loss) included in net income	(26)	(39)	(49)
Share of other comprehensive income of equity affiliates, net amount	(208)	3,497	706
– Unrealized gain/(loss) of the period	(194)	1,071	626
– Less gain/(loss) included in net income	14	(2,426)	(80)
Other	(2)	(16)	(1)
Tax effect	(730)	1,449	(135)
Sub-total items potentially reclassifiable to profit & loss	(1,330)	1,277	5,066
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	1,107	(3,109)	(1,446)

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2023			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	2,573	2,573	–	–	–
Currency translation adjustment	(3,277)	(3,174)	186	–	(289)
Currency translation adjustment of equity affiliates	(179)	(107)	(9)	–	(63)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(883)	(708)	177	–	(352)

As of December 31, 2022			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(4,976)	(4,976)	–	–	–
Currency translation adjustment	1,734	3,120	(592)	4	(798)
Currency translation adjustment of equity affiliates	3,002	(1,076)	31	4,247	(200)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(240)	(2,932)	(561)	4,251	(998)

As of December 31, 2021			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(7,202)	(7,202)	–	–	–
Currency translation adjustment	4,216	4,654	(180)	(1)	(257)
Currency translation adjustment of equity affiliates	536	730	4	(27)	(171)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(2,450)	(1,818)	(176)	(28)	(428)

Tax effects relating to each component of other comprehensive income are as follows:

	2023			2022			2021
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	(114)	(10)	(124)	574	(106)	468	1,035	(372)	663
Change in fair value of investments in equity instruments	(11)	(1)	(12)	112	10	122	66	(39)	27
Currency translation adjustment generated by the parent company	2,573	–	2,573	(4,976)	–	(4,976)	(7,202)	–	(7,202)
Sub-total items not potentially reclassifiable to profit & loss	2,448	(11)	2,437	(4,290)	(96)	(4,386)	(6,101)	(411)	(6,512)
Currency translation adjustment	(3,277)	–	(3,277)	1,734	—	1,734	4,216	—	4,216
Cash flow hedge	2,898	(733)	2,165	(5,452)	1,466	(3,986)	278	(130)	148
Variation of foreign currency basis spread	(11)	3	(8)	65	(17)	48	2	(5)	(3)
Share of other comprehensive income of equity affiliates, net amount	(208)	–	(208)	3,497	–	3,497	706	–	706
Other	(2)	–	(2)	(16)	–	(16)	(1)	–	(1)
Sub-total items potentially reclassifiable to profit & loss	(600)	(730)	(1,330)	(172)	1,449	1,277	5,201	(135)	5,066
TOTAL OTHER COMPREHENSIVE INCOME	1,848	(741)	1,107	(4,462)	1,353	(3,109)	(900)	(546)	(1,446)

Non-controlling interests

As of December 31, 2023, the subsidiaries with the most significant non-controlling interests are TotalEnergies Australia Unit Trust, TotalEnergies Gabon and TotalEnergies E&P Congo.

9.2 Share-based payments

Accounting principles

TotalEnergies SE may grant employees share subscription or purchase options plans, performance shares plans and offer its employees the opportunity to subscribe to reserved capital increases. These employee benefits are recognized as expenses with a corresponding credit to shareholders’ equity.

The expense is equal to the fair value of the instruments granted. The expense is recognized on a straight-line basis over the period in which the advantages are acquired.

The fair value of the options is calculated using the Black-Scholes model at the grant date.

For performance shares plans, the fair value is calculated using the market price at the grant date after deducting the expected distribution rate during the vesting period.

The number of allocated equity instruments can be revised during the vesting period in cases of non-compliance with performance conditions, with the exception of those related to the market, or according to the rate of turnover of the beneficiaries.

The cost of employee-reserved capital increases is immediately expensed.

The cost of the capital increase reserved for employees consists of the cost related to the discount on the shares subscribed using the classic and/or the leveraged schemes, the cost of the free shares and the opportunity gain for the shares subscribed using the leveraged scheme, as applicable. This opportunity gain corresponds to the benefit of subscribing to the leveraged offer, rather than reproducing the same economic profile through the purchase of options in the market for individual investors.

A.  TotalEnergies Performance share plans

	2018	2019	2020	2021	2022	2023(a)		Total
Date of the Shareholders’ Meeting	5/24/2016	6/1/2018	6/1/2018	6/1/2018	5/28/2021	5/26/2023
Award date	3/14/2018	3/13/2019	3/18/2020	5/28/2021	3/16/2022	5/26/2023
Date of the final award (end of the vesting period)	3/15/2021	3/14/2022	3/20/2023	5/29/2024	3/17/2025	5/27/2026
Transfer authorized as from	3/16/2023	3/15/2024	3/21/2025	5/30/2026	3/17/2025	5/27/2026
Grant date IFRS 2 fair value	36.22	€40.11	€12.40	€27.40	€37.22	€46.24	€
Number of performance shares
Outstanding as of January 1, 2021	5,961,865	6,352,464	6,706,888	-	-	-		19,021,217
Notified	-	-	—	6,764,548	-	-		6,764,548
Cancelled	(1,395,555)	(58,578)	(52,301)	(31,118)	-	-		(1,537,552)
Finally granted	(4,566,310)	(4,810)	(1,385)	(690)	-	-		(4,573,195)
Outstanding as of January 1, 2022	-	6,289,076	6,653,202	6,732,740	-	-		19,675,018
Notified	-	-	-	-	7,353,271	-		7,353,271
Cancelled	-	(127,852)	(65,561)	(57,410)	(25,090)	-		(275,913)
Finally granted	-	(6,161,224)	(12,680)	(13,750)	(8,000)	-		(6,195,654)
Outstanding as of January 1, 2023	-	-	6,574,961	6,661,580	7,320,181	-		20,556,722
Notified	-	-	-	-	-	7,985,203		7,985,203
Cancelled	-	-	(128,577)	(98,291)	(86,348)	(42,040)		(355,256)
Finally granted	-	-	(6,446,384)	(5,250)	(5,568)	(190)		(6,457,392)
OUTSTANDING AS OF DECEMBER 31, 2023	-	-	-	6,558,039	7,228,265	7,942,973		21,729,277

(a)	includes 37,000 performance shares granted on December 13, 2023 to 4 executives recruited in 2023 in accordance with the decision of the Board of Directors on December 13, 2023 and the Shareholders' Meeting on May 26, 2023. For these performance shares, the vesting period begins on December 13, 2023 and the final grant date is December 14, 2026, subject to the conditions set (end of the vesting period). The IFRS 2 fair value on the grant date was €51.56.

The performance shares, which are bought back by TotalEnergies SE on the market, are finally granted to their beneficiaries after a 3-year vesting period, from the date of the grant. The final grant is subject to a continued employment condition as well as:

-	two performance conditions for the 2018 Plan;
-	three performance conditions for the 2019 Plan;
-	four performance conditions for the 2020 Plan;
-	five performance conditions for the 2021, 2022 and 2023 Plans.

Moreover, the transfer of the performance shares finally granted under the 2018 to 2021 Plans will not be permitted until the end of a 2-year holding period from the date of the final grant.

2023 Plan

The Board of Directors granted performance shares, with effective date May 26, 2023, as well as on December 13, 2023, to certain employees and executive directors of TotalEnergies SE or its subsidiaries, subject to the fulfilment of the continued employment condition and five performance conditions.

The presence condition applies to all shares.

The performance conditions apply differently depending on the capacity of the beneficiaries. If all shares granted to senior executives are subject to performance conditions, the grant of the first 150 shares to non-senior executives are not subject to the performance condition abovementioned, which will, nonetheless, apply to any shares granted above this threshold.

The applicable performance conditions are as follows:

-

For 25% of the shares, the Corporation will be ranked against its peers (ExxonMobil, Shell, BP and Chevron) based on the Total Shareholder Return (“TSR”) during the three vesting years (2023, 2024 and 2025). The TSR criterion considered is that of the last quarter of the year, the dividend being considered reinvested based on the closing price on the ex-dividend date;

-

For 25% of the shares, the Corporation will be ranked against its peers (ExxonMobil, Shell, BP and Chevron) based on the annual variation in net cash flow per share criterion expressed in dollars during the three vesting years (2023, 2024 and 2025);

-

For 20% of the shares, the level reached by the pre-dividend organic cash breakeven in view of the objective set for the three vesting years (2023, 2024 and 2025). The pre-dividend organic cash breakeven is defined as the Brent price for which the operating cash flow before working capital changes (MBA) covers the organic investments[1] . The ability of the Company to resist to the variations of the Brent barrel price is measured by this parameter;

-	For 15% of the shares, the change in the greenhouse gas (GHG) emissions on operated facilities (Scope 1+2) in relation to the achievement of the target to reduce the GHG emissions set for 2025;
-	For 15% of the shares, the change in methane emissions on operated facilities in relation to the achievement of the target to reduce methane emissions set for 2025.

[1] Organic investments: net investments excluding acquisitions, asset sales and other operations with non-controlling interests.

B.  Share-based payment expense

Share-based payment expense before tax was broken down as follows:

As of December 31,
(M$)	2023	2022	2021
TotalEnergies performance shares plans	217	200	129
SunPower plans (a)	–	23	25
Capital increase reserved for employees	74	28	14
TOTAL	291	251	168

(a)Since September 30, 2022, TotalEnergies’ 50.5% subsidiary in SunPower is accounted for using the equity method in the Company’s consolidated accounts (see Note 18 to the consolidated accounts)

The main assumptions used for the valuation of the cost of the capital increase reserved for employees in 2023 were the following:

For the year ended December 31,	2023
Date of the Board of Directors meeting that decided the issue	September 22, 2022
Reference price (€) (a)	56.88
Subscription price (€) (b)	45.60
Number of shares issued (in millions) (c)	8.00
(a)

Average of the closing prices of the TotalEnergies shares over the twenty trading sessions preceding April 26, 2023, being the date of the Chairman and CEO’s decision setting the opening date of the subscription period and the subscription price.

(b)	Reference price, reduced by a 20% discount and rounded off to the highest tenth of a euro.
(c)	Including the free shares issued.